Summary of Significant Accounting Policies - Property and Equipment, Net (Details)	Dec. 31, 2024
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	20 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years